Finance and investment income, finance costs and revaluation of financial instruments - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings | £	£ 4,272.9				£ 6,217.9
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 72				$ 125
Average interest rate	1.11%	1.11%	1.11%	1.11%	0.96%	0.96%	0.96%
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 0
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 41				$ 540
Average interest rate	2.46%	2.46%	2.46%	2.46%	2.28%	2.28%	2.28%
Australian New Zealand revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 310			$ 439
Average interest rate	2.95%	2.95%	2.95%	2.95%	3.27%	3.27%	3.27%
Euro Commercial Paper Programme [Member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £	£ 255.0
Average interest rate	1.16%	1.16%	1.16%	1.16%	0.00%	0.00%	0.00%
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 1,563
Average interest rate	4.06%	4.06%	4.06%	4.06%
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €			€ 3,100
Average interest rate	1.82%	1.82%	1.82%	1.82%
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £	£ 400.0
Average interest rate	2.88%	2.88%	2.88%	2.88%